SHORT-TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES AND OTHER OBLIGATIONS - Short-Term Borrowings and Capital Lease Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term debt due within one year	$ 1,848	$ 0